Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Changes in intangible assets

	Software	Internal project development	Trademarks	Operation licenses for distance learning	Licenses to operate medical courses	Non-compete agreements	Customer relationship	Teaching/ learning material - TLM	Goodwill	TOTAL
As of December 31, 2020
Net book value	24,559	27,802	57,543	245,721	—	292	—	218	304,815	660,950
Cost	62,039	37,521	85,163	245,721	—	10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment	(37,480)	(9,719)	(27,620)	—	—	(10,534)	(100,695)	(7,126)	(67,453)	(260,627)

Purchase and capitalization	3,551	28,680	—	—	—	—	—	—	—	32,231
Transfers	985	(985)	—	—	—	—	—	—	—	—
Amortization	(8,425)	(10,610)	(3,558)	—	—	(292)	—	(218)	—	(23,103)
As of December 31, 2021
Net book value	20,670	44,887	53,985	245,721	—	—	—	—	304,815	670,078
Cost	66,575	65,216	85,163	245,721	—	10,826	100,695	7,344	372,268	953,808
Accumulated amortization and impairment	(45,905)	(20,329)	(31,178)	—	—	(10,826)	(100,695)	(7,344)	(67,453)	(283,730)

Purchase and capitalization	18,785	32,090	—	5,847	—	—	—	—	—	56,722
Business combination	33,379	—	352,189	1,206,641	55,454	272,416	294,525	26,584	1,557,774	3,798,962
Amortization	(12,815)	(12,256)	(12,311)	—	—	(22,038)	(33,335)	(5,416)	—	(98,171)
As of December 31, 2022
Net book value	60,019	64,721	393,863	1,458,209	55,454	250,378	261,190	21,168	1,862,589	4,427,591
Cost	141,148	97,306	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,831,939
Accumulated amortization and impairment	(81,129)	(32,585)	(43,527)	—	—	(32,864)	(134,030)	(12,760)	(67,453)	(404,348)

Purchase and capitalization	21,858	49,427	—	—	—	—	—	—	—	71,285
Transfers	20,873	(20,873)	—	—	—	—	—	—	—	—
Disposals	(3,968)	—	—	—	—	—	—	—	—	(3,968)
Amortization	(17,812)	(17,580)	(17,885)	—	—	(36,061)	(54,549)	(8,861)	—	(152,748)
As of December 31, 2023
Net book value	80,970	75,695	375,978	1,458,209	55,454	214,317	206,641	12,307	1,862,589	4,342,160
Cost	178,303	124,449	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,896,237
Accumulated amortization and impairment	(97,333)	(48,754)	(61,412)	—	—	(68,925)	(188,579)	(21,621)	(67,453)	(554,077)

Impairment test of intangible assets

Segment Level	Distance learning undergraduate courses		Continuing education courses		On-campus undergraduate courses
	2023	2022	2023	2022	2023	2022
Allocation of carrying amount:
Goodwill	1,398,488	1,398,488	32,996	32,996	431,105	431,105
Operation licenses for distance learning	1,425,894	1,425,894	32,315	32,315	-	-
Licenses to operate medical courses	-	-	-	-	55,454	55,454
Intangible assets with indefinite useful life	2,824,382	2,824,382	65,311	65,311	486,559	486,559

Key assumptions:
Net operating revenue growth rate (i)	15.20%	28.80%	34.50%	70.00%	5.70%	-19.90%
Pre-tax discount rate (ii)	9.37%	10.60%	9.37%	10.60%	9.37%	10.60%
Long-term growth rate (iii)	3.00%	3.20%	3.00%	3.20%	3.00%	3.20%
Gross margin (iv)	76.00%	70.80%	76.30%	88.90%	44.90%	35.80%

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)	Budgeted gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company's operating history and management’s expectations for the future performance.